Financial expense, net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial expense, net
32	Financial expenses, net

	12.31.2022	12.31.2021	12.31.2020
Financial income:
Warrants	62.9	—	—
Interest on cash and cash equivalents and financial investments	43.8	17.9	18.3
Interest on receivables	4.2	3.1	10.6
Residual value guarantee	—	52.0	3.7
Taxes over financial revenue	(2.1)	(2.2)	(3.9)
Phantom shares (LTI)	5.0	—	5.1
Derivative financial instruments	5.2	—	—
Others	2.9	4.0	(4.7)

Total financial income	121.9	74.8	29.1

Financial expenses:
Interest on loans and financing	(204.6)	(240.7)	(214.9)
IOF - (tax on financial transactions)	(2.1)	(0.9)	(9.1)
Interest on taxes, social charges and contributions	(6.8)	(3.2)	(4.9)
Financial restructuring costs	(12.1)	(2.4)	—
Phantom shares (LTI)	—	(17.7)	—
Derivative financial instruments	—	—	(16.8)
Others	(19.8)	(9.3)	(16.1)

Total financial expenses	(245.4)	(274.2)	(261.8)

Financial expenses, net	(123.5)	(199.4)	(232.7)